Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Property, plant and equipment

12. Property, plant and equipment

Land, buildings, plant, equipment and vehicles are valued at their cost, less any accumulated depreciation and any accumulated impairment losses.

Assets under construction are carried at cost, less any recognised impairment losses. Depreciation of these assets commences when the assets are ready for their intended use.

The cost of property, plant and equipment includes directly attributable incremental costs incurred in acquisition and installation of the assets.

Depreciation is recognised on a straight-line basis, over the estimated useful lives of the asset. Residual values and useful lives are reviewed, and where appropriate adjusted annually. Estimated useful lives of the major categories of assets are shown below:

Freehold buildings	20 to 50 years
Leasehold land and buildings	Lease term or 20 to 50 years
Plant and machinery	10 to 20 years
Equipment and vehicles	3 to 10 years

Property, plant and equipment is subject to review for impairment if triggering events or circumstances indicate an impairment may exist. If an indication of impairment exists, the recoverable amount of the asset or cash generating unit is estimated and any impairment loss is charged to the income statement as it arises.

Where there has been a change in the estimates used to determine recoverable amount and an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, not to exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset in prior years and an impairment loss reversal is recognised immediately in the income statement.

On disposal of property, plant and equipment, the cost and related accumulated depreciation and impairments are derecognised from the Consolidated Financial Statements and the net amount, less any proceeds, is taken to the income statement.

Property, plant and equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets under construction £m	Total £m
Cost at 1 January 2021	910	1,490	278	2,678
Exchange adjustments	15	(27)	(3)	(15)
Additions	1	13	215	229
Disposals and write-offs	(40)	(132)	(7)	(179)
Reclassifications	34	150	(184)	–
Transfer to assets held for sale	–	(8)	–	(8)
Cost at 31 December 2021	920	1,486	299	2,705
Exchange adjustments	59	86	20	165
Additions	4	9	292	305
Disposals and write-offs	(13)	(130)	–	(143)
Reclassifications	(40)	201	(222)	(61)
Cost at 31 December 2022	930	1,652	389	2,971

Depreciation at 1 January 2021	(273)	(863)	–	(1,136)
Exchange adjustments	–	17	–	17
Charge for the year	(32)	(107)	–	(139)
Disposals and write-offs	28	114	–	142
Transfer to assets held for sale	–	6	–	6
Depreciation at 31 December 2021	(277)	(833)	–	(1,110)
Exchange adjustments	(16)	(52)	–	(68)
Charge for the year	(29)	(113)	–	(142)
Disposals and write-offs	9	110	–	119
Depreciation at 31 December 2022	(313)	(888)	–	(1,201)

Impairment at 1 January 2021	(6)	(46)	(4)	(56)
Exchange adjustments	(2)	–	–	(2)
Impairment losses	(6)	(8)	(3)	(17)
Disposals and write-offs	8	20	3	31
Reversal of impairments	–	12	–	12
Impairment at 31 December 2021	(6)	(22)	(4)	(32)
Exchange adjustments	(1)	(3)	–	(4)
Impairment losses	–	(8)	–	(8)
Disposals and write-offs	4	20	–	24
Reclassifications	–	7	–	7
Impairment at 31 December 2022	(3)	(6)	(4)	(13)

Depreciation and impairment at 31 December 2021	(283)	(855)	(4)	(1,142)
Depreciation and impairment at 31 December 2022	(316)	(894)	(4)	(1,214)

Net book value at 31 December 2021	637	631	295	1,563
Net book value at 31 December 2022	614	758	385	1,757

No impairment losses have been charged to cost of sales for 2022 (2021: £2m, 2020: £11m) and £8m for 2022 (2021: £15m, 2020: £8m) have been charged to selling, general and administration expenses.

Reversals of impairment arise from subsequent reviews of the impaired assets where the conditions which gave rise to the original impairments are deemed no longer to apply. No impairment reversals have been credited to cost of sales for 2022 (2021: £12m).

Reclassifications include £54m for 2022 (2021: £nil, 2020: £8m) related to assets under construction that have been reclassified to computer software in intangible assets during the year.